Other income	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Other income

12 – Other income

In millions	Year ended December 31,	2012	2011	2010

Gain on disposals of properties (1)		$ 295	$ 348	$ 157
Gain on disposal of land		20	30	20
Investment income and other		-	23	35
Total other income		$ 315	$ 401	$ 212
(1)	2012 includes $281 million for the disposal of the Bala-Oakville, 2011 includes $60 million and $288 million for the disposal of substantially all of the assets of IC RailMarine and the Lakeshore East, respectively, and 2010 includes $152 million for the sale of a portion of the property known as the Oakville subdivision. See Note 4 - Properties.